Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

Note 7. Inventories

The components of inventories, net of allowances, are as follows (in thousands):

	December 31,	December 31,
	2020	2019
Finished goods	$1,593	$119
Work in process	90	-
Raw materials and supplies	148	276
	$1,831	$395